Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Short-Intermediate Bond Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Short-Intermediate Bond Fund | Bloomberg Barclays 1-3 Year US Government/ Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.36%	1.58%	1.63%
Short-Intermediate Bond Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	4.82%	1.76%	1.85%
Short-Intermediate Bond Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.25%	0.73%	0.89%
Short-Intermediate Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.84%	0.90%	0.99%
Short-Intermediate Bond Fund | Institutional Plus Class
Prospectus [Line Items]
Average Annual Return, Percent	5.17%	1.95%	2.05%
Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Income Fund | Institutional Class, Income Fund
Prospectus [Line Items]
Average Annual Return, Percent	1.86%	(0.24%)	1.38%
Income Fund | Institutional Class, Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.56%	(1.34%)	0.23%
Income Fund | Institutional Class, Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.10%	(0.63%)	0.56%
Income Fund | Institutional Plus Class, Income Fund
Prospectus [Line Items]
Average Annual Return, Percent	2.00%	(0.09%)	1.54%
Tributary Nebraska Tax-Free Fund | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Tributary Nebraska Tax-Free Fund | Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	0.88%	1.08%	2.04%
Tributary Nebraska Tax-Free Fund | Institutional Plus Class, Tributary Nebraska Tax-Free Fund
Prospectus [Line Items]
Average Annual Return, Percent	0.47%	0.52%	1.55%
Tributary Nebraska Tax-Free Fund | Institutional Plus Class, Tributary Nebraska Tax-Free Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.43%	0.49%	1.52%
Tributary Nebraska Tax-Free Fund | Institutional Plus Class, Tributary Nebraska Tax-Free Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.14%	0.81%	1.75%
Balanced Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Balanced Fund | Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.18%	8.86%	8.38%
Balanced Fund | Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.00%	0.86%	1.71%
Balanced Fund | Institutional Class, Balanced Fund
Prospectus [Line Items]
Average Annual Return, Percent	14.00%	8.33%	7.86%
Balanced Fund | Institutional Class, Balanced Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.53%	6.76%	6.36%
Balanced Fund | Institutional Class, Balanced Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.06%	6.31%	6.01%
Balanced Fund | Institutional Plus Class, Balanced Fund
Prospectus [Line Items]
Average Annual Return, Percent	14.12%	8.51%	8.06%
Tributary Small/Mid Cap Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.00%	8.77%	9.56%
Tributary Small/Mid Cap Fund | Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.98%	8.44%	9.42%
Tributary Small/Mid Cap Fund | Institutional Class, Tributary Small/Mid Cap Fund
Prospectus [Line Items]
Average Annual Return, Percent	9.74%	10.31%	11.44%
Tributary Small/Mid Cap Fund | Institutional Class, Tributary Small/Mid Cap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.74%	10.00%	11.15%
Tributary Small/Mid Cap Fund | Institutional Class, Tributary Small/Mid Cap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.76%	8.13%	9.10%
Tributary Small/Mid Cap Fund | Institutional Plus Class, Tributary Small/Mid Cap Fund
Prospectus [Line Items]
Average Annual Return, Percent	9.81%	10.44%	11.59%
Small Company Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Small Company Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Small Company Fund | Institutional Class, Small Company Fund
Prospectus [Line Items]
Average Annual Return, Percent	9.39%	8.32%	8.24%
Small Company Fund | Institutional Class, Small Company Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.85%	6.36%	6.85%
Small Company Fund | Institutional Class, Small Company Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.78%	6.20%	6.40%
Small Company Fund | Institutional Plus Class, Small Company Fund
Prospectus [Line Items]
Average Annual Return, Percent	9.64%	8.55%	8.47%